UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2018 (Unaudited)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U.S. Government Agencies - 41.7%
Federal Farm Credit Bank:
5/1/18, FCPR - 3.08%	1.67	100,000,000	[a]	100,000,000
5/1/18, FCPR - 3.08%	1.67	265,000,000	[a]	264,980,585
5/1/18, FCPR - 3.08%	1.68	200,000,000	[a]	199,986,292
5/1/18, FCPR - 3.06%	1.68	135,000,000	[a]	135,014,827
5/1/18, FCPR - 3.08%	1.68	97,000,000	[a]	96,993,193
5/1/18, FCPR - 3.08%	1.68	60,000,000	[a]	59,995,954
5/1/18, FCPR - 3.08%	1.68	75,000,000	[a]	74,990,900
5/1/18, EFFR -.01%	1.69	350,000,000	[a]	350,000,000
5/1/18, EFFR +.05%	1.71	150,000,000	[a]	150,000,000
5/1/18, FCPR - 3.05%	1.71	100,000,000	[a]	99,992,063
5/1/18, EFFR +.01%	1.71	200,000,000	[a]	200,000,000
5/1/18, FCPR - 3.04%	1.72	100,000,000	[a]	99,995,246
5/1/18, FCPR - 3.03%	1.72	100,000,000	[a]	99,997,449
5/1/18, 1 Month LIBOR - .07%	1.82	395,000,000	[a]	394,981,184
5/1/18, FCPR - 2.90%	1.85	155,000,000	[a]	155,000,000
5/1/18, FCPR - 2.78%	1.88	50,000,000	[a]	50,005,121
5/1/18, FCPR - 2.88%	1.88	115,000,000	[a]	114,998,645
5/1/18, EFFR +.17%	1.89	15,000,000	[a]	14,998,961
5/1/18, FCPR - 2.83%	1.92	100,000,000	[a]	100,000,000
5/1/18, FCPR - 2.85%	1.92	100,000,000	[a]	99,994,419
5/1/18, FCPR - 2.83%	1.93	125,000,000	[a]	124,995,382
5/1/18, FCPR - 2.83%	1.93	250,000,000	[a]	249,988,750
5/1/18, FCPR - 2.83%	1.93	150,000,000	[a]	149,993,581
5/1/18, 1 Month LIBOR + .05%	1.94	200,000,000	[a]	199,994,920
5/3/18, 1 Month LIBOR - .09%	1.80	150,000,000	[a]	149,991,101
5/3/18, 1 Month LIBOR + .05%	1.94	244,450,000	[a]	244,450,000
5/4/18, 1 Month LIBOR - .06%	1.83	105,000,000	[a]	104,995,649
5/5/18, 1 Month LIBOR + .05%	1.93	200,000,000	[a]	200,000,000
5/6/18, 1 Month LIBOR - .04%	1.86	100,000,000	[a]	100,000,000
5/8/18, 1 Month LIBOR + .04%	1.94	275,000,000	[a]	274,992,749
5/10/18, 1 Month LIBOR + .04%	1.86	160,000,000	[a]	160,052,626
5/12/18, 1 Month LIBOR - .05%	1.86	92,000,000	[a]	91,979,234
5/12/18, 1 Month LIBOR + .11%	2.00	150,000,000	[a]	150,000,000
5/13/18, 1 Month LIBOR - .03%	1.87	100,000,000	[a]	100,000,000
5/14/18, 1 Month LIBOR - .02%	1.88	300,000,000	[a]	300,000,000
5/15/18, 1 Month LIBOR - .09%	1.81	150,000,000	[a]	150,000,000
5/15/18, 1 Month LIBOR + .15%	1.85	80,200,000	[a]	80,330,671
5/17/18, 1 Month LIBOR - .05%	1.85	250,000,000	[a]	249,995,086
5/19/18, 1 Month LIBOR + .07%	1.97	200,000,000	[a]	200,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

5/20/18, 1 Month LIBOR - .07%	1.83	125,000,000	[a]	125,000,000
5/23/18, 1 Month LIBOR - .05%	1.86	200,000,000	[a]	199,980,495
5/24/18, 1 Month LIBOR - .09%	1.81	89,865,000	[a]	89,865,000
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U.S. Government Agencies - 41.7% (continued)
Federal Farm Credit Bank: (continued)
5/24/18, 1 Month LIBOR - .04%	1.86	100,000,000	[a]	99,997,487
5/24/18, 1 Month LIBOR - .03%	1.88	350,000,000	[a]	349,983,897
5/25/18, 1 Month LIBOR - .04%	1.86	400,000,000	[a]	400,000,000
5/27/18, 1 Month LIBOR + .01%	1.92	300,000,000	[a]	299,996,297
5/27/18, 1 Month LIBOR + .03%	1.94	225,000,000	[a]	224,996,171
5/29/18, 1 Month LIBOR + .13%	2.01	170,000,000	[a]	170,001,998
6/16/18, 3 Month LIBOR - .17%	1.99	40,000,000	[a]	39,995,881
Federal Home Loan Bank:
5/1/18, 1 Month LIBOR - .05%	1.85	200,000,000	[a]	199,993,629
5/3/18, 1 Month LIBOR - .09%	1.80	175,000,000	[a]	175,000,000
5/4/18, 1 Month LIBOR - .07%	1.81	225,000,000	[a]	225,000,000
5/5/18, 1 Month LIBOR - .17%	1.71	750,000,000	[a]	750,000,000
5/5/18, 1 Month LIBOR - .05%	1.83	225,000,000	[a]	225,000,000
5/6/18, 1 Month LIBOR FLAT	1.89	300,000,000	[a]	300,000,000
5/7/18, 1 Month LIBOR - .05%	1.85	110,000,000	[a]	109,996,446
5/8/18, 1 Month LIBOR - .07%	1.76	250,000,000	[a]	250,000,000
5/8/18, 1 Month LIBOR - .13%	1.83	250,000,000	[a]	250,000,000
5/8/18, 1 Month LIBOR - .07%	1.83	250,000,000	[a]	250,000,000
5/8/18, 1 Month LIBOR - .07%	1.83	750,000,000	[a]	750,000,000
5/9/18, 1 Month LIBOR - .06%	1.83	500,000,000	[a]	500,000,000
5/9/18, 1 Month LIBOR - .04%	1.85	100,000,000	[a]	100,000,006
5/9/18, 1 Month LIBOR + .03%	1.92	100,000,000	[a]	100,000,000
5/10/18, 3 Month LIBOR - .19%	1.63	250,000,000	[a]	250,000,000
5/10/18, 1 Month LIBOR - .13%	1.77	200,000,000	[a]	200,000,000
5/11/18	1.65	80,000,000		79,963,556
5/11/18, 1 Month LIBOR - .14%	1.76	500,000,000	[a]	500,000,000
5/12/18, 1 Month LIBOR - .13%	1.77	450,000,000	[a]	450,000,000
5/12/18, 1 Month LIBOR - .07%	1.82	344,750,000	[a]	344,750,000
5/13/18, 3 Month LIBOR - .23%	1.59	190,750,000	[a]	190,755,375
5/13/18, 1 Month LIBOR - .08%	1.82	200,000,000	[a]	200,000,000
5/14/18	1.65	200,000,000		199,881,555
5/14/18, 1 Month LIBOR - .13%	1.77	250,000,000	[a]	250,000,000
5/14/18, 1 Month LIBOR - .13%	1.77	250,000,000	[a]	250,000,000
5/15/18	1.65	600,000,000		599,617,333
5/16/18	1.64	174,700,000		174,581,168
5/17/18	1.68	600,000,000		599,556,444
5/17/18, 1 Month LIBOR - .09%	1.81	500,000,000	[a]	500,000,000
5/18/18, 1 Month LIBOR - .16%	1.73	485,000,000	[a]	485,000,000
5/18/18, 1 Month LIBOR - .16%	1.73	500,000,000	[a]	500,000,000

5/18/18, 1 Month LIBOR - .14%	1.75	500,000,000	[a]	500,000,000
5/18/18, 1 Month LIBOR - .06%	1.83	25,000,000	[a]	25,000,000
5/18/18, 1 Month LIBOR - .03%	1.86	200,000,000	[a]	200,000,000
5/19/18, 1 Month LIBOR - .07%	1.83	200,000,000	[a]	200,000,000
5/19/18, 1 Month LIBOR FLAT	1.90	100,000,000	[a]	100,000,000
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U.S. Government Agencies - 41.7% (continued)
Federal Home Loan Bank: (continued)
5/21/18	1.65	250,000,000		249,771,528
5/26/18, 1 Month LIBOR - .14%	1.76	500,000,000	[a]	500,000,000
5/26/18, 1 Month LIBOR - .12%	1.78	100,000,000	[a]	100,000,000
5/27/18, 1 Month LIBOR + .05%	1.95	200,000,000	[a]	200,000,000
5/28/18, 1 Month LIBOR - .12%	1.78	250,000,000	[a]	250,000,000
5/28/18, 1 Month LIBOR - .07%	1.84	200,000,000	[a]	200,000,000
5/30/18	1.69	20,800,000		20,771,807
6/11/18	1.68	346,735,000		346,075,529
6/14/18	1.68	500,000,000		498,979,444
6/14/18, 3 Month LIBOR - .13%	1.99	200,000,000	[a]	199,992,548
6/15/18	1.68	550,000,000		548,851,875
6/18/18	1.71	400,000,000		399,088,000
6/26/18, 3 Month LIBOR - .25%	2.05	125,000,000	[a]	124,997,486
6/26/18, 3 Month LIBOR - .24%	2.05	350,000,000	[a]	350,000,000
7/9/18, 3 Month LIBOR - .34%	1.99	500,000,000	[a]	500,000,000
7/13/18	1.76	185,000,000		184,344,774
7/19/18, 3 Month LIBOR - .32%	2.04	500,000,000	[a]	500,000,000
7/19/18, 3 Month LIBOR - .32%	2.04	500,000,000	[a]	500,000,000
7/20/18, 3 Month LIBOR - .25%	2.11	250,000,000	[a]	250,000,000
7/24/18, 3 Month LIBOR - .25%	2.11	250,000,000	[a]	250,000,000
7/24/18, 3 Month LIBOR - .25%	2.11	250,000,000	[a]	250,000,000
7/24/18, 3 Month LIBOR - .25%	2.11	250,000,000	[a]	250,000,000
Overseas Private Investment Corp.:
5/7/18, 3 Month U.S. T-BILL FLAT	1.78	15,000,000	[a]	15,000,000
5/7/18, 3 Month U.S. T-BILL FLAT	1.85	50,000,000	[a]	50,000,000
5/7/18, 3 Month U.S. T-BILL FLAT	1.91	53,600,000	[a]	53,600,000
5/7/18, 3 Month U.S. T-BILL FLAT	1.91	10,000,000	[a]	10,000,000
Tennessee Valley Authority:
5/15/18	1.71	541,000,000		540,641,165
Total U.S. Government Agencies
(cost $26,469,711,482)				26,469,711,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Treasury Bills - 3.0%
5/3/18	1.65	390,000,000	[b]	389,964,250
5/24/18	1.69	1,450,000,000	[b]	1,448,434,403
8/23/18	1.85	70,000,000	[b]	69,593,242
Total U.S. Treasury Bills
(cost $1,907,991,895)				1,907,991,895
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U.S. Treasury Floating Rate Notes - 1.3%
5/1/18, 3 Month U.S. T-BILL FLAT	1.87	553,000,000	[a]	552,648,491
5/1/18, 3 Month U.S. T-BILL + .17%	2.00	300,000,000	[a]	300,015,101
Total U.S. Treasury Floating Rate Notes
(cost $852,663,592)				852,663,592

U.S. Treasury Notes - 1.1%
6/15/18	1.20	468,948,000		468,898,176
8/31/18	1.35	200,000,000		200,076,127
Total U.S. Treasury Notes
(cost $668,974,303)				668,974,303

Repurchase Agreements - 53.0%
ABN AMRO Bank	1.72	1,060,000,000		1,060,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $1,060,050,644 (fully
collateralized $344,586,082 Agency
Mortgage-Backed Securities, Interest
Only, due 7/20/41-1/20/48, value
$134,257,662 and $949,829,799 U.S.
Treasuries, 1%-3.88%, due 11/15/18-
5/15/47, value $946,942,352)
Bank of Nova Scotia	1.72	400,000,000		400,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $400,019,111 (fully
collateralized $743,650,626 Agency
Mortgage-Backed Securities, Interest
Only, due 5/1/21-10/1/47, value
$376,249,010 and $32,461,300 U.S.
Treasuries (including strips), 0%, due
4/25/19, value $31,751,014)
Barclays Bank	1.72	3,125,000,000		3,125,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $3,125,149,306 (fully
collateralized $2,850,304,200 U.S.
Treasuries, 0.13%-3.88%, due
7/15/18-2/15/48, value
$3,187,500,038)

BNP Paribas	1.71	655,000,000	655,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $655,031,113 (fully
collateralized $692,529,022 U.S.
Treasuries (including strips), 0%-
3.63%, due 9/20/18-2/15/46, value
$668,100,019)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 53.0% (continued)
CIBC (New York)	1.72	1,250,000,000	1,250,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $1,250,059,722 (fully
collateralized $877,741,594 Agency
Mortgage-Backed Securities, Interest
Only, due 10/20/46-11/20/47, value
$809,409,598 and $454,329,400 U.S.
Treasuries, 0.13%-3.75%, due
4/15/20-5/15/47, value
$465,590,403)
Citigroup Global Markets Holdings Inc.	1.72	250,000,000	250,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $250,011,944 (fully
collateralized $254,697,000 Agency
Debentures and Agency Strips, 0%-
1.21%, due 1/23/20-11/12/20, value
$255,003,342)
Credit Agricole CIB	1.71	569,000,000	569,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $569,027,028 (fully
collateralized $641,280,799 U.S.
Treasuries (including strips), 0%-
3.13%, due 5/3/18-8/15/44, value
$580,380,001)
Credit Agricole CIB	1.73	300,000,000	300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $300,014,417 (fully
collateralized $308,260,208 U.S.
Treasuries (including strips), 0%-
2.88%, due 4/25/19-5/15/46, value
$304,977,773)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Goldman Sachs & Co.	1.68	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/25/18, due 5/2/18 in the
amount of $500,163,333 (fully
collateralized $1,062,495,730 Agency
Mortgage-Backed Securities, Interest
Only, due 12/1/24-2/1/48, value
$508,167,352 and $1,648,000 U.S.
Treasuries, 0.63%, due 7/15/21, value
$1,832,648)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 53.0% (continued)
Goldman Sachs & Co.	1.69	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/24/18, due 5/1/18 in the
amount of $500,164,306 (fully
collateralized $669,003,536 Agency
Mortgage-Backed Securities, Interest
Only, due 12/1/23-5/1/48, value
$479,819,552 and $30,017,000 U.S.
Treasuries, 1.14%, due 4/30/19, value
$30,180,448)
HSBC USA Inc.	1.68	500,000,000	500,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/25/18, due
5/2/18 in the amount of $500,163,333
(fully collateralized $358,260,900 U.S.
Treasuries, 2%-2.50%, due 1/15/25-
1/15/29, value $510,005,872)
HSBC USA Inc.	1.72	1,200,000,000	1,200,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/30/18, due
5/1/18 in the amount of
$1,200,057,333 (fully collateralized
$1,244,709,600 U.S. Treasuries
(including strips), 0%, due 7/5/18-
4/25/19, value $1,224,002,555)
JPMorgan Chase & Co.	1.71	700,000,000	700,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/30/18, due
5/1/18 in the amount of $700,033,250
(fully collateralized $702,615,700 U.S.
Treasuries, 0.13%-3.63%, due
4/15/19-2/15/44, value
$714,005,027)

JPMorgan Chase & Co.	1.72	250,000,000		250,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/30/18, due
5/1/18 in the amount of $250,011,944
(fully collateralized $274,807,522
Agency Mortgage-Backed Securities,
Interest Only, due 9/20/26-1/15/60,
value $255,001,999)
JPMorgan Chase & Co.	1.73	2,000,000,000		2,000,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/30/18, due
5/1/18 in the amount of
$2,000,096,111 (fully collateralized
$3,674,875,052 Agency Mortgage-
Backed Securities, Interest Only, due
8/1/21-4/15/53, value
$2,040,010,555)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
Repurchase Agreements - 53.0% (continued)
Merrill Lynch & Co. Inc.	1.73	875,000,000	[c]	875,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 8/3/18 in the
amount of $875,042,049 (fully
collateralized $12,571,119,026 Agency
Collateralized Mortgage Obligations,
Interest Only, due 6/25/18-12/20/67,
value $347,325,012, $27,483,616
Agency Debentures, 4.29%, due
11/25/47, value $25,346,869 and
$721,499,821 Agency Mortgage-Backed
Securities, Interest Only, due 1/1/32-
4/1/48, value 539,123,953)
Merrill Lynch & Co. Inc.	1.73	550,000,000		550,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $550,026,431 (fully
collateralized $4,284,307,636 Agency
Collateralized Mortgage Obligations,
Interest Only, due 5/25/27-5/20/67,
value $594,000,000)
Mitsubishi UFJ Securities(CAN)	1.71	1,750,000,000		1,750,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $1,750,083,125 (fully
collateralized $1,779,225,500 U.S.
Treasuries, 0.63%-4.25%, due
1/15/19-2/15/47, value
$1,785,000,025)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Natixis New York Branch	1.69	3,000,000,000	3,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/24/18, due 5/1/18 in the
amount of $3,000,985,833 (fully
collateralized $3,072,767,867 U.S.
Treasuries (including strips), 0%-
8.75%, due 5/24/18-5/15/47, value
$3,060,000,000)
Natixis New York Branch	1.71	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $500,023,750 (fully
collateralized $510,698,723 U.S.
Treasuries (including strips), 0%-
8.75%, due 5/24/18-11/15/47, value
$510,000,010)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 53.0% (continued)
Nomura Securities International Inc.	1.71	750,000,000	750,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/24/18, due 5/1/18 in the
amount of $750,249,375 (fully
collateralized $1,667,543,881 Agency
Mortgage-Backed Securities, Interest
Only, due 9/1/18-1/2/57, value
$765,000,000)
Nomura Securities International Inc.	1.74	3,000,000,000	3,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $3,000,145,000 (fully
collateralized $40,087,000 Agency
Debentures and Agency Strips, 0%-
4.63%, due 9/15/19-9/15/65, value
$39,534,412, $5,090,169,402 Agency
Mortgage-Backed Securities, Interest
Only, due 5/15/18-1/20/68, value
$2,939,675,750 and $81,759,901 U.S.
Treasuries (including strips), 0%-
2.88%, due 12/31/18-2/15/47, value
$80,789,839)
Prudential Insurance	1.75	505,891,250	505,891,250
dated 4/30/18, due 5/1/18 in the
amount of $505,915,842 (fully
collateralized $813,000,000 U.S.
Treasuries (including strips), 0%-3%,
due 5/15/18-11/15/45, value
$516,009,075)

Prudential Legacy Insurance Company of
New Jersey	1.75	158,781,250	158,781,250
dated 4/30/18, due 5/1/18 in the
amount of $158,788,969 (fully
collateralized $285,000,000 U.S.
Treasuries (including strips), 0%, due
2/15/29-2/15/45, value
$161,956,875)
RBC Dominion Securities	1.73	1,500,000,000	1,500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $1,500,072,083 (fully
collateralized $390,145,734 Agency
Collateralized Mortgage Obligations,
Interest Only, due 5/15/33-5/15/54,
value $193,288,793, $4,596,970,018
Agency Mortgage-Backed Securities,
Interest Only, due 7/1/37-12/20/47,
value $1,342,039,643 and $5,614,100
U.S. Treasuries, 1.24%-2.00%, due
10/31/18-4/30/24, value $5,409,841)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 53.0% (continued)
Royal Bank Of Canada	1.73	3,500,000,000	3,500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $3,500,168,194 (fully
collateralized $374,130,132 Agency
Collateralized Mortgage Obligations,
Interest Only, due 7/15/28-8/16/55,
value $210,590,106, $65,000 Agency
Debentures and Agency, 1.88%, due
12/11/20, value $64,224,
$5,664,600,755 Agency Mortgage-
Backed Securities, Interest Only, due
11/1/24-4/20/48, value
$2,979,309,533 and $308,855,800 U.S.
Treasuries, 1.13%-3.63%, due
5/31/19-4/15/28, value
$391,735,683)
UBS Securities LLC	1.73	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $500,024,028 (fully
collateralized $504,100,700 U.S.
Treasuries (including strips), 0%-
8.50%, due 5/15/18-11/15/47, value
$510,000,004)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Wells Fargo Securities LLC	1.70	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/12/18, due 5/11/18 in the
amount of $500,684,722 (fully
collateralized $517,813,965 Agency
Mortgage-Backed Securities, Interest
Only, due 11/1/25-3/1/48, value
$510,000,000)
Wells Fargo Securities LLC	1.74	3,300,000,000	3,300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/30/18, due 5/1/18 in the
amount of $3,300,159,500 (fully
collateralized $3,559,584,820 Agency
Mortgage-Backed Securities, Interest
Only, due 10/1/22-3/1/57, value
$3,366,000,001)
Total Repurchase Agreements
(cost $33,648,672,500)			33,648,672,500
Total Investments (cost $63,548,013,772)		100.1%	63,548,013,772
Liabilities, Less Cash and Receivables		(.1%)	(55,468,157)
Net Assets		100.0%	63,492,545,615

EFFR—Effective Federal Funds Rate
FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate
a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security is a discount security. Income is recognized through the accretion of discount.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April
30, 2018 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At April 30, 2018, these securities amounted to $875,000,000 or 1.38% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	63,548,013,772
Level 3 - Significant Unobservable Inputs	-
Total	63,548,013,772

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
April 30, 2018 (Unaudited)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 79.5%
Federal Farm Credit Bank:
5/1/18, FCPR - 3.08%	1.67	25,000,000	[a]	24,998,168
5/1/18, EFFR +.17%	1.67	25,000,000	[a]	24,998,268
5/1/18, FCPR - 3.06%	1.68	50,000,000	[a]	50,005,491
5/1/18, FCPR - 3.05%	1.70	45,000,000	[a]	45,000,000
5/1/18, 1 Month LIBOR - .07%	1.82	5,000,000	[a]	4,999,762
5/3/18, 1 Month LIBOR - .09%	1.80	50,000,000	[a]	49,997,034
5/3/18, 1 Month LIBOR - .06%	1.83	20,000,000	[a]	19,999,077
5/3/18, 1 Month LIBOR + .05%	1.94	30,000,000	[a]	30,000,000
5/15/18, 1 Month LIBOR + .15%	1.85	10,000,000	[a]	10,016,721
5/24/18, 1 Month LIBOR - . 04%	1.86	50,000,000	[a]	49,998,744
5/29/18, 1 Month LIBOR + .07%	1.97	50,000,000	[a]	49,998,538
6/16/18, 3 Month LIBOR - . 17%	1.99	20,000,000	[a]	19,997,939
Federal Home Loan Bank:
2/9/18, 1 Month LIBOR - .04%	1.85	25,000,000	[a]	25,000,001
2/10/18, 1 Month LIBOR - . 07%	1.83	50,000,000	[a]	50,000,000
2/19/18, 1 Month LIBOR - . 07%	1.83	25,000,000	[a]	25,000,000
2/19/18, 1 Month LIBOR FLAT	1.90	25,000,000	[a]	25,000,000
2/23/18, 1 Month LIBOR - . 04%	1.86	25,000,000	[a]	25,001,028
2/26/18, 1 Month LIBOR - . 17%	1.73	150,000,000	[a]	150,000,000
2/26/18, 1 Month LIBOR - . 12%	1.78	100,000,000	[a]	100,000,000
2/28/18, 1 Month LIBOR - . 06%	1.83	5,000,000	[a]	5,000,342
5/1/18	1.58	319,000,000	[b]	319,000,000
5/5/18, 1 Month LIBOR - .17%	1.71	100,000,000	[a]	100,000,000
5/8/18	1.65	20,802,000	[b]	20,795,346
5/9/18	1.64	295,800,000	[b]	295,692,197
5/16/18	1.64	75,000,000	[b]	74,948,984
5/17/18	1.72	75,000,000	[b]	74,943,000
5/23/18	1.69	105,000,000	[b]	104,891,558
5/25/18	1.69	374,811,000	[b]	374,390,512
5/30/18	1.68	250,000,000	[b]	249,661,667
5/31/18	1.70	19,456,000	[b]	19,428,437
6/1/18	1.69	76,300,000	[b]	76,188,962
7/5/18	1.73	5,000,000	[b]	4,984,472
7/11/18	1.73	316,975,000	[b]	315,899,711
7/25/18	1.87	39,300,000	[b]	39,127,476
7/27/18	1.86	359,700,000	[b]	358,090,617
9/26/18, 3 Month LIBOR - . 25%	2.05	25,000,000	[a]	24,999,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 79.5% (continued)
Federal Home Loan Bank: (continued)
10/12/18, 1 Month LIBOR - . 13%	1.77	25,000,000	[a]	25,000,000
4/9/19, 3 Month LIBOR - .34%	1.99	75,000,000	[a]	75,000,000
7/9/19, 1 Month LIBOR - .08%	1.82	100,000,000	[a]	100,000,000
10/30/19, 3 Month LIBOR - . 28%	2.06	100,000,000	[a]	100,000,000
Tennessee Valley Authority:
5/1/18	1.67	179,520,000	[b]	179,520,000
5/8/18	1.67	50,000,000	[b]	49,983,793
5/15/18	1.71	50,000,000	[b]	49,966,750
Total U. S. Government Agencies
(cost $3,817,524,092)				3,817,524,092

U.S. Treasury Bills - 14.8%
5/3/18	1.58	60,000,000	[b]	59,994,750
5/10/18	1.53	300,000,000	[b]	299,885,625
5/24/18	1.64	150,000,000	[b]	149,843,792
6/7/18	1.66	100,000,000	[b]	99,829,903
7/12/18	1.56	50,000,000	[b]	49,845,000
7/19/18	1.60	50,000,000	[b]	49,825,542
Total U.S. Treasury Bills
(cost $709,224,612)				709,224,612

U.S. Treasury Floating Rate Notes - 3.1%
5/1/18, 3 Month U.S. T-BILL FLAT	1.85	25,000,000	[a]	24,993,795
5/1/18, 3 Month U.S. T-BILL + .05%	1.88	50,000,000	[a]	50,002,254
5/1/18, 3 Month U.S. T-BILL + .06%	1.89	25,000,000	[a]	25,001,534
5/1/18, 3 Month U.S. T-BILL + .17%	2.00	50,000,000	[a]	50,002,517
Total U.S. Treasury Floating Rate Notes
(cost $150,000,100)				150,000,100

U. S. Treasury Notes - 2.7%
7/31/18
(cost $129,923,801)	1.59	130,000,000		129,923,801
Total Investments (cost $4,806,672,605)		100.1%		4,806,672,605
Liabilities, Less Cash and Receivables		(.1%)		(5,019,532)
Net Assets		100.0%		4,801,653,073

EFFR—Effective Federal Funds Rate
FCPR—Farm Credit Prime Rate
[a] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b] Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,806,672,605
Level 3 - Significant Unobservable Inputs	-
Total	4,806,672,605

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)